Discontinued Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property Plant And Equipment [Line Items]
Vessel improvement costs capitalized	$ 277
Paid advances relating to the construction of exhaust gas cleaning systems and ballast water treatment systems	2,055	$ 0
M/T Aristaios and M/T Anikitos
Property Plant And Equipment [Line Items]
Vessels cost	73,959
Above market acquired charters acquisition	10,041
Vessels part of the Crude and Product tanker business
Property Plant And Equipment [Line Items]
Vessel improvement costs capitalized	1,091	143	$ 511
Paid advances relating to the construction of exhaust gas cleaning systems and ballast water treatment systems	$ 1,035	$ 0
M/T Amor
Property Plant And Equipment [Line Items]
Vessels cost			31,600
Above market acquired charters acquisition			$ 1,061